Supplement Dated July 21, 2000*
                      to the Prospectus Dated May 1, 2000
     of Wells Fargo Advantage(SM) Builder Variable Annuity 44224 C (05/00)


The following information applies to contracts purchased in the state of Oregon.

1. The name of the product is changed from the Wells Fargo AdvantageSM Builder Variable Annuity to the Advantage Builder Variable Annuity throughout the prospectus.

2. The Guarantee Period Accounts and the Guaranteed Minimum Income Benefit Rider are not available under contracts purchased in Oregon. Any reference in this prospectus to the Guarantee Period Accounts and the Guaranteed Minimum Income Benefit Rider, and any contract features or benefits associated with the Guarantee Period Accounts and the Guaranteed Minimum Income Benefit Rider are deleted.

3. The six year withdrawal charge schedule is not available under contracts purchased in Oregon. Any reference in this prospectus to the six year withdrawal charge schedule, and any contract features or benefits associated with the six year withdrawal charge schedule are deleted.

4. The following bullet point is added to "The Contract in Brief" section of the prospectus under the "Buying your contract" heading:

     o Purchase payments are limited and may not be paid after the first contract anniversary.

5. The following sentence is added to the "Buying Your Contract" section of the prospectus under the "Purchase payments" heading:

     Purchase payments are limited and may not be paid after the first contract anniversary.

6. The expense example on page 14 of the prospectus is deleted in its entirety and replaced with the following information:

You would pay the  following  expenses on a $1,000  investment if you selected a eight-year  withdrawal  charge  schedule with the optional  0.20% Enhanced Death
Benefit Rider and assuming a 5% annual return and....
                                              total withdrawal at the end of each         no withdrawal or selection of an
                                                          time period                  annuity payout plan at the end of each
                                                                                                    time period
                                             1year    3 years   5 years   10 years     1 year    3 years   5 years   10 years
AXPSM Variable Portfolio --
     Blue Chip Advantage Fund               $105.30  $157.78   $212.89    $283.03      $25.30    $77.78   $132.89    $283.03
     Capital Resource Fund                   103.66   152.86    204.68     266.68       23.66     72.86    124.68     266.68
     Diversified Equity Income Fund          105.30   157.78    212.89     283.03       25.30     77.78    132.89     283.03
     Extra Income Fund                       104.07   154.09    206.74     270.79       24.07     74.09    126.74     270.79
     Federal Income Fund                     104.58   155.63    209.31     275.91       24.58     75.63    129.31     275.91
     New Dimensions Fund(R)                  103.86   153.47    205.71     268.74       23.86     73.47    125.71     268.74
     Small Cap Advantage Fund                108.17   166.36    227.12     311.02       28.17     86.36    147.12     311.02
AIM V.I.
     Capital Appreciation Fund               103.04   151.01    201.59     260.48       23.04     71.01    121.59     260.48
     Value Fund                              103.35   151.93    203.14     263.58       23.35     71.93    123.14     263.58
Dreyfus
     The Dreyfus Socially Responsible
       Growth Fund, Inc.                     103.66   152.86    204.68     266.68       23.66     72.86    124.68     266.68
FTVIPT
     Franklin Income Securities Fund -       103.25   151.62    202.62     262.55       23.25     71.62    122.62     262.55
     Class 2
     Franklin Real Estate Fund - Class 2     104.07   154.09    206.74     270.79       24.07     74.09    126.74     270.79
     Franklin Small Cap Fund - Class 2       106.53   161.46    219.01     295.12       26.53     81.46    139.01     295.12
     Mutual Shares Securities Fund - Class   106.22   160.54    217.48     292.11       26.22     80.54    137.48     292.11
     2
Goldman Sachs VIT
     CORESM U.S. Equity Fund                 104.78   156.24    210.33     277.94       24.78     76.24    130.33     277.94
     Global Income Fund                      107.35   163.91    223.07     303.10       27.35     83.91    143.07     303.10
     Internet Tollkeeper Fund                108.37   166.97    228.13     312.99       28.37     86.97    148.13     312.99
     Mid Cap Value Fund                      106.32   160.85    217.99     293.11       26.32     80.85    137.99     293.11
MFS(R)
     Growth with Income Series               104.58   155.63    209.31     275.91       24.58     75.63    129.31     275.91
     Utilities Series                        104.89   156.55    210.84     278.96       24.89     76.55    130.84     278.96
Putnam VT
     Putnam VT International Growth Fund -
       Class IB Shares                       107.55   164.53    224.09     305.09       27.55     84.53    144.09     305.09
     Putnam VT Vista Fund - Class IB Shares  104.78   156.24    210.33     277.94       24.78     76.24    130.33     277.94
Wells Fargo VT
     Asset Allocation Fund                   105.81   159.32    215.44     288.08       25.81     79.32    135.44     288.08
     Corporate Bond Fund                     104.78   156.24    210.33     277.94       24.78     76.24    130.33     277.94
     Equity Income Fund                      105.81   159.32    215.44     288.08       25.81     79.32    135.44     288.08
     Equity Value Fund                       105.81   159.32    215.44     288.08       25.81     79.32    135.44     288.08
     Growth Fund                             105.81   159.32    215.44     288.08       25.81     79.32    135.44     288.08
     International Equity Fund               105.81   159.32    215.44     288.08       25.81     79.32    135.44     288.08
     Large Company Growth Fund               105.81   159.32    215.44     288.08       25.81     79.32    135.44     288.08
     Money Market Fund                       104.27   154.71    207.77     272.84       24.27     74.71    127.77     272.84
     Small Cap Growth Fund                   107.86   165.44    225.60     308.06       27.86     85.44    145.60     308.06

44224-14 A (7/00) *Valid until April 30, 2001.